Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	Dec. 31, 2020	Dec. 31, 2019
Current
Trade receivables	$107,787	$87,332
Statutory receivables	28,445	16,543
Other receivables	4,967	2,119
	141,199	105,994
Non-current
Taxes receivable	16,941	17,669
Other receivables	1,627	1,595
	18,568	19,264
	$159,767	$125,258